FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities at amortized cost
Financial instruments
Financial liabilities	$ 38,609	$ 43,285
Financial liabilities at amortized cost | Credit from banks and others
Financial instruments
Financial liabilities	2,169	1,798
Financial liabilities at amortized cost | Trade payables
Financial instruments
Financial liabilities	3,757	2,885
Financial liabilities at amortized cost | Other payables
Financial instruments
Financial liabilities	8,110	7,899
Financial liabilities at amortized cost | Loans from banks
Financial instruments
Financial liabilities	13,008	17,173
Financial liabilities at amortized cost | Lease liabilities
Financial instruments
Financial liabilities	11,565	13,530
Financial liabilities at fair value through profit or loss
Financial instruments
Financial liabilities	8,295	18,308
Financial liabilities at fair value through profit or loss | Liability for share options
Financial instruments
Financial liabilities	7,164	17,220
Financial liabilities at fair value through profit or loss | Other payables - liability to underwriters
Financial instruments
Financial liabilities	1,131	1,021
Financial liabilities at fair value through profit or loss | Put option to non-controlling interests
Financial instruments
Financial liabilities		67
Financial assets at amortized cost
Financial instruments
Financial assets	20,315	24,888
Financial assets at amortized cost | Cash and cash equivalents
Financial instruments
Financial assets	4,483	14,845
Financial assets at amortized cost | Short term deposits
Financial instruments
Financial assets	5,700
Financial assets at amortized cost | Trade receivables
Financial instruments
Financial assets	7,797	8,130
Financial assets at amortized cost | Other accounts receivable
Financial instruments
Financial assets	1,912	1,468
Financial assets at amortized cost | Long term deposits
Financial instruments
Financial assets	423	445
Financial assets at fair value through profit or loss
Financial instruments
Financial assets	8,762	17,217
Financial assets at fair value through profit or loss | Call option from non-controlling interests
Financial instruments
Financial assets	245
Financial assets at fair value through profit or loss | Short-term investments
Financial instruments
Financial assets	$ 8,517	$ 17,217